CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total Stockholders' Equity Controlling Interest [Member]	Non-Controlling Interest [Member]	Total
Balance at beginning (Scenario, Previously Reported [Member]) at Dec. 31, 2014	$ 924	$ 61,977	$ (1,490,185)	$ 152,749	$ (1,274,535)		$ (1,274,535)
Balance at beginning (Restatement Adjustment [Member])	(924)	226,633	(232,131)		(6,422)		(6,422)
Balance at beginning at Dec. 31, 2014		288,610	(1,722,316)	$ 152,749	$ (1,280,957)		(1,280,957)
Balance at beginning (in shares) (Scenario, Previously Reported [Member]) at Dec. 31, 2014	9,238,628
Balance at beginning (in shares) (Restatement Adjustment [Member])	(9,238,628)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation	$ 432	287,568			$ 288,000		288,000
Equity based compensation (in shares)	4,320,000
Shares issued for services	$ 492	491,370			491,862		491,862
Shares issued for services (in shares)	4,918,628
Recapitalization on reverse merger transaction		(1,005,571)	1,005,571
Withholding tax adjustment at foreign subsidiary			270		270		270
Shares issued for services	$ 167	166,548			166,715		166,715
Shares issued for services (in shares)	1,667,150
Issuance of shares of common stock	$ 478	2,989,522			2,990,000		2,990,000
Issuance of shares of common stock (in shares)	4,784,000
Share issuance expense		(388,700)			(388,700)		(388,700)
Conversion of debt to equity	$ 2,909	2,906,514			2,909,423		2,909,423
Conversion of debt to equity (in shares)	29,094,222
Translation adjustment				253,821	253,821		253,821	[1]
Net loss | Scenario, Previously Reported [Member]
Net loss | Restatement Adjustment [Member]
Net loss			(3,309,673)		(3,309,673)		(3,309,673)	[1]
Balance at ending at Dec. 31, 2015	$ 4,478	5,735,861	(4,026,148)	406,570	2,120,761		2,120,761	[1]
Balance at ending (in shares) at Dec. 31, 2015	44,784,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation		144,000			144,000		144,000
Shares issued for services	$ 515	2,031,760			2,032,275		$ 2,032,275
Shares issued for services (in shares)	5,145,000
Conversion of debt to equity (in shares)							2
Shares retained by accounting acquiree in reverse merger transaction	$ 503	(2,050)			(1,547)		$ (1,547)
Shares retained by accounting acquiree in reverse merger transaction (in shares)	5,025,000
Shares issued for cash	$ 49	374,951			375,000		$ 375,000
Shares issued for cash (in shares)	500,000						5,000,000
Translation adjustment				323,580	323,580		$ 323,580
Net loss			(4,731,049)		(4,731,049)		(4,731,049)
Balance at ending at Dec. 31, 2016	$ 5,545	$ 8,284,522	$ (8,757,197)	$ 730,150	$ 263,020		$ 263,020
Balance at ending (in shares) at Dec. 31, 2016	55,454,000

[1]	As Restated